Retirement Plans - Amounts Recognized in Accumulated Other Comprehensive Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Unrecognized actuarial loss, net of tax	$ 2,364	$ 3,862